Cover	Nov. 21, 2022
Cover [Abstract]
Entity Registrant Name	Lowell Farms Inc.
Entity Central Index Key	0001838128
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Nov. 21, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	Z4
Entity File Number	000-56254
Entity Address Address Line 1	19 Quail Run Circle, Suite B
Entity Address City Or Town	Salinas
Entity Address State Or Province	CA
Entity Address Postal Zip Code	93907
City Area Code	831
Local Phone Number	998-8214
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false